Income Taxes (Details 1) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 14,750,000	$ 12,550,000
Deferred tax assets, net	14,750,000	12,550,000
Valuation allowance	(14,750,000)	(12,550,000)
Net deferred tax assets